REVENUES FROM CONTRACTS WITH CUSTOMERS - Changes in contract assets and contract liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Changes in contract assets and liabilities balances
Revenue recognized that was included in contract liabilities at beginning of period	$ (453)	$ (721)	$ (1,775)	$ (2,085)	$ 2,712	$ 978
Increase in contract liabilities due to cash received, excluding amounts recognized as revenue	$ (261)		$ 4,873			$ (7,625)